Derivative liability	12 Months Ended
Dec. 31, 2019
Derivative liability
Derivative liability

10.Derivative liability

The exercise price of certain warrants is denominated in US dollars; however, the functional currency of the Company is the Canadian dollar. Consequently, the value of the proceeds on exercise is not fixed and will vary based on foreign exchange rate movements. The warrants when issued other than as compensation for goods and services are therefore a derivative for accounting purposes and are required to be recognized as a derivate liability and measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as non-cash gain or loss in the consolidated statements of comprehensive loss. Upon exercise, the holders will pay the Company the respective exercise price for each warrant exercised in exchange for one common share of the Company and the fair value at the date of exercise and the associated non-cash liability will be reclassified to share capital. The non-cash liability associated with any warrants that expire unexercised will be recorded as a gain in the consolidated statements of comprehensive loss. There are no circumstances in which the Company would be required to pay any cash upon exercise or expiry of the warrants (See Note 11 for further information on warrants issued and outstanding).

During the year ended December 31, 2019,warrants for 646,300 shares at USD $4.25 were exercised,  warrants for 625,000 shares at USD $15 and warrants for 25,000 shares at USD $24 were expired. The non-cash liability value for the warrants expired unexercised on expiring date is Nil.

A reconciliation of the changes in fair values of the derivative liability is below:

	December 31,	December 31,
	2019	2018
Balance, beginning	$4,752,875	$3,655,690
Warrants issued	—	8,935,289
Warrants exercised	(607,133)	(131,053)
Changes in fair value of derivative liabilities	2,926,392	(7,707,051)
Balance, ending	$7,072,134	$4,752,875

The fair value of the transferrable warrants was calculated using the warrant price of USD $0.50 at issuance and USD $0.32 at December 31, 2019 as quoted on the NASDAQ exchange.